THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

April 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 16

To the Form N-4 Registration Statement

For EquiTrust Life Annuity Account II

File Nos. 333-61899 and 811-08967

Dear Commissioners:

On behalf of EquiTrust Life Insurance Company (the “Company”), on its own behalf and on behalf of EquiTrust Life Annuity Account II (the “Account”), we have attached for filing Post-Effective Amendment No. 16 (the “Amendment”) to the Account’s registration statement on Form N-4.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 15 to the Account’s registration statement. The Amendment also reflects routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Company’s response to oral comments received by counsel to the Company from Mr. Min S. Oh of the SEC staff on April 10, 2009. For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows. The page numbers refer to the first prospectus in the registration statement. All comments and changes were applied to the second prospectus as well.

U.S. Securities and Exchange Commission

April 30, 2009

1.	Comment: Please disclose to the staff whether there are any guarantees or support agreements (i.e. agreements pertaining to the capitalization of the Company) under the Contract or whether the Company will be responsible for paying out under the Contract.

Response: The Company has not entered into any such guarantee or support agreements with third parties. The Company will be primarily responsible for payouts related to any guarantees associated with the Contracts.

2.	Comment: Please provide a representation that the prospectus describes all material features of the Contract; otherwise please describe all material variations in the prospectus.

Response: The Company has added the following to the first paragraph on the cover page of the prospectus, “The Prospectus describes all material features of the Contract.”

3.	Comment: Please disclose any name changes or changes of status with respect to the Investment Options listed on the front cover page (Ex: list the former name of Calvert Asset Management Company). Also, clarify the basis for the statement in the third paragraph following the list of Investment Options on the cover page.

Response: The Amendment discloses any name changes or changes of status with respect to the Investment Options.

4.	Comment: With regard to the fee table (p.6), contractual fee waiver and reimbursement agreements may only be reflected in the table if they are in effect for at least one year or more from the date of the prospectus.

Response: The Company acknowledges the SEC staff comment.

a.	Comment: Please reduce the font size of the table under footnote four so that the table is the same size as the accompanying footnote.

Response: The Company has complied with the SEC staff comment.

b.	Comment: In footnote five, disclose the end date for the applicable contractual fee waiver and expense reimbursement arrangements.

Response: In response to the SEC staff comment, footnote five to the Annual Investment Option Operating Expenses table had been revised to reflect that the contractual fee waiver or reimbursement arrangements in place will continue until at least April 30, 2010.

U.S. Securities and Exchange Commission

April 30, 2009

c.	Comment: Please confirm that any contractual fee waiver or expense reimbursement arrangements are only reflected in the examples for their contractual duration.

Response: The Investment Option fees and expenses reflected in the Examples factor in any contractual reimbursements and fee waivers only for their contractual duration.

5.	With regard to the “Summary of Contract – Allocation of Premiums” section:

a.	Comment: Please revise, if applicable, the discussion, as well as the fuller discussion on page 20, to reflect the third paragraph under the fund list on the first page of the prospectus.

Response: The Amendment inserts the following as a new bullet on page 8:

The T. Rowe Price Mid-Cap Growth Subaccount is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004. The American Century VP Inflation Protection Bond Fund, VP Mid Cap Value Fund and VP Value Fund Subaccounts may not be available through certain distribution channels. Please consult your registered representative.

And, the following was added as the last sentence of the second paragraph under the “Allocation of Premiums” section on page 20:

The American Century VP Inflation Protection Bond Fund, VP Mid Cap Value Fund and VP Value Fund Subaccounts may not be available through certain distribution channels. Please consult your registered representative.

b.	Comment: For better grouping of information with regard to the allocations of premiums and Accumulated Value, please consider inserting added disclosure regarding the asset allocation program after the section on “Allocation of Premiums” both in the Summary and in the fuller discussion on page 20.

Response: In response to the SEC staff comment, the Amendment adds the following as a bullet on page 21 that reads, “You may also elect to participate in

U.S. Securities and Exchange Commission

April 30, 2009

the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see “DESCRIPTION OF ANNUITY CONTRACT – Asset Allocation Program”).” The Summary section already contains a section on the asset allocation program.

6.	Comment: The second to last sentence of the last paragraph under “EquiTrust Life Annuity Account” on page 11 is not clear. Please disclose the nature of the assets that may be in excess of reserves and could be transferred to the General Account.

Response: The Amendment adds the following as the second to the last sentence in the last paragraph under the “EquiTrust Life Annuity Account” section on page 11 of the prospectus, “For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned.”

7.	With regard to the “Investment Options” section beginning on page 11:

a.	Comment: In the first sentence of the first paragraph of the “Investment Options” section, please clarify, if appropriate, the number of subaccounts available in light of the status of various subaccounts set forth on the front cover page.

Response: The prospectus discloses that there are 39 Subaccounts generally available. This number is correct but it may differ depending on a Contract Owner’s specific circumstances. The Amendment adds disclosure to the first paragraph under “Investment Options” on page 11 of the prospectus to clarify that certain Subaccounts may not be available (specifically the T. Rowe Price Mid-Cap Growth Subaccount, and the American Century VP Inflation Protection Bond Fund, VP Mid Cap Value Fund and VP Value Fund Subaccounts).

b.	Comment: Add the telephone number for the home office on page 11.

Response: The Company has complied with the SEC staff comment.

8.	With regard to the Asset Allocation Program on page 28:

a.	Comment: Please provide disclosure with respect to how the asset allocation program interacts with other features of the Contract, including transfers, partial withdrawals and asset rebalancing programs. For more comprehensive disclosure, such disclosure should be provided here and in the sections discussing the other Contract features.

U.S. Securities and Exchange Commission

April 30, 2009

Response: Disclosure in the asset allocation and dollar cost averaging sections explains that the two programs are not compatible and cannot be simultaneously elected (pages 31 and 27). Also, the prospectus discloses that the policies and procedures intended to limit frequent transfers are not applied to the asset allocation program (page 23).

b.	Comment: In the last paragraph on page 29, please specify the process by which a Contract Owner elects to change to a different model portfolio, including who, if anyone, they consult with in arriving at a decision. Also, which questionnaire is referred to in the last sentence of the paragraph—the original questionnaire or a subsequently administered questionnaire?

Response: The first paragraph in the “Selecting Asset Allocation Model Portfolios” section on page 29 currently discloses that, “It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide information that may assist you in selecting a model portfolio and Investment Options.” The Amendment adds the following to the last paragraph on page 29, “You may contact your registered representative or our Home Office for copy of the questionnaire.”

The questionnaire referenced in the second to last sentence of the first full paragraph on page 30 is the original questionnaire and is more fully described in the first paragraph in the “Selecting Asset Allocation Model Portfolios” section on page 29.

c.	Comment: In the paragraph proceeding “Note” on page 30, specify the process by which a Contract Owner chooses to opt-out or not opt-out including who, if anyone, they consult with in making this determination. Apply the same to the first paragraph on page 31 in terms of reentering the asset allocation program.

Response: The paragraph currently discloses that the Owner should contact the Home Office prior to the specified deadline if they wish to opt-out. The Amendment adds the following to the end of the paragraph following “Note” on page 30, “Please contact our Home Office to reenter the asset allocation program.”

d.	Comment: Please confirm whether the brochure referenced in the first paragraph under “Asset Allocation Program” on page 28 contains the same information included in ETIMS’s Form ADV Part II.

Response: The brochure is designed to contain the same information as ETIM’s Form ADV Part II.

U.S. Securities and Exchange Commission

April 30, 2009

e.	Comment: On page 30, in terms of timing, please reconcile the third bullet under “Annual Rebalancing” with the “Changes to Asset Allocation Model Portfolios.”

Response: The third bullet relates to the timing of the rebalancing that automatically occurs to keep a particular Owner’s Accumulated Value allocated according to the selected model portfolio. The “Changes to Asset Allocation Model Portfolios” section deals with situations where ETIMS may need to modify a particular model portfolio to keep the model in line with its stated goals. Accordingly, the Company respectfully declines to comply with the SEC staff comment.

f.	Comment: In the second paragraph under the “Changes to Asset Allocation Model Portfolios” section on page 30, please disclose what happens to a Contract Owner’s Accumulated Value upon opting-out of the asset allocation program.

Response: The Amendment adds the following disclosure to the end of the paragraph immediately preceding the “Note” on page 30, “When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value (see “DESCRIPTION OF ANNUITY CONTRACT – Transfer Privilege”).”

g.	Comment: In the first paragraph on page 29, please clarify that ETIMS has an advisory relationship with each Owner with regard to developing and updating the asset allocation program.

Response: The Amendment adds the phrase “and will have an advisory relationship with each Owner” to the second sentence of the third paragraph under “Overview” on page 29.

9.	Comment: On page 32, bold the last paragraph on the page.

Response: The Company has complied with the SEC staff comment.

10.	Comment: With regard to the Declared Interest Option on page 35, please disclose 1) the General Account is subject to the claims of the other creditors of the Company, and 2) investors ought to consider the financial strength of the Company for payment of guarantees under the Contract.

U.S. Securities and Exchange Commission

April 30, 2009

Response: The prospectus discloses on page 35 that “All assets in the General Account are subject to the Company’s general liabilities from business operations.” The Amendment adds the following sentence: “Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees.”

11.	Comment: Regarding “Yields and Totally Returns” on page 42, when describing each type of performance calculation, please clarify which formulas represent SEC standardized performance calculations and those that represent non-standard performance calculations and the difference between the two. Please make the same clarification in the SAI.

Response: The Company has complied with the SEC staff comment.

12.	Comment: Please confirm that the “Legal Proceedings” section on page 52 is current and in compliance with Item 13 of Form N-4.

Response: The Company confirms that the disclosure in the “Legal Proceedings” section of the prospectus is current and in compliance with Item 13 of Form N-4.

13.	Comment: Reconcile the order in which the Appendices and the SAI Table of Contents are provided with the order in which they are listed in the prospectus table of contents.

Response: The Company has complied with the SEC staff comment.

14.	Comment: For consistency, please add the last sentence of the third paragraph on page 54 from 333-46597 to the end of the third paragraph on page 53 of this prospectus.

Response: As requested by the staff comment, the Amendment adds the following sentence to page 53, “Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.”

15.	Comment: Please provide the legal basis for including two prospectuses in a single registration statement.

Response: The first prospectus in the Amendment describes the version of the Contract that the Company currently offers for sale (the “Enhanced Contract”) while the second prospectus in the Amendment describes an earlier version of the Contract (the “ Old Contract”) whose sales were discontinued by the Company when the Enhanced Contract became available for sale. The differences between the two versions of the Contract are the menu of available Investment Options and the amount of the current annual administrative charge. In that regard, the Company believes that it is eligible to rely upon

U.S. Securities and Exchange Commission

April 30, 2009

the position taken by the SEC staff that permits the use of multiple prospectuses in a single registration statement “when the prospectuses describe contracts that are essentially identical.” See Letter to Registrants from Brenda D. Sneed, Assistant Director, Office of Insurance Products, Division of Investment Management, dated November 3, 1995 (“OIP Letter”), Comment 4. In particular, the SEC staff position specifically contemplates the use of multiple prospectuses in a single registration statement in connection with the replacement of an original version of a variable insurance contract by an enhanced version of that contract. The inclusion of two prospectuses in the Amendment, one for the Enhanced Contract and the other for the Old Contract, fits squarely within the position taken by the SEC staff permitting multiple prospectuses in a single registration statement.

The Company notes that notwithstanding the difference in the amount of the current annual administrative charge under the Enhanced Contract and the Old Contract, the Company should also be able to rely upon the SEC staff position that allows for the use of multiple prospectuses in a single registration statement for contracts that differ only with respect to the underlying funds available under the contracts. See OIP Letter, Comment 4. The Company notes that since the guaranteed maximum annual administrative charges for the Enhanced Contract and the Old Contract are identical, the Company may change the current annual administrative charge under the Enhanced Contract to match the current annual administrative charge under the Old Contract for both new and previously issued Enhanced Contracts at any time, and therefore, the only difference between the Contracts is the menu of available Investment Options.

16.	Comment: Please provide Tandy representations to the above comments in a letter filed as correspondence on EDGAR.

Response: The Company has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence with the Amendment.

17.	Comment: Please also provide written responses to the following comments prior to the effective date of this filing: 1, 2, 4, 8, 10 and 15.

Response: The Company has complied with the SEC staff comment.

*        *        *

We believe that the Amendment is complete and responds to all SEC staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at 202.383.0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

U.S. Securities and Exchange Commission

April 30, 2009

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Attachment

cc:	Min S. Oh
Jennifer Morgan
Lillie Peshel
Rachana Desai